COLT 2021-2 ABS-15G

Exhibit 99.24

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
52ZZMFRZ4S1	XXXXXXXX	February 2021- Credit	1	1	1	1	1	1	1	1
SFNNW5ITT1B	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
W4FUPUWJTE5	XXXXXXXX	DSCR February 2021	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing a photo ID for borrower one.

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The file is missing a fraud report for both borrowers.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines section 16.3 XXX indicates first time homebuyers are ineligible.  Borrower two is first time homebuyer.

*** (CURED) Missing credit report - EV R
COMMENT:   The credit report is missing for borrower one.

*** (CURED) Missing flood cert - EV R
COMMENT:   The file is missing the flood cert

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The file is missing evidence of insurance

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The file is missing the 1-4 family rider

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the mortgage

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   The file is missing the prepayment rider

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The file is missing the note.

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   The file is missing the prepayment rider.

*** (CURED) VOM or VOR missing/required - EV R
													COMMENT: The credit report for borrower one is missing; therefore VOM/VOR is missing.
01JK3VI505P	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The evidence of insurance in the loan file (Pg 13) was missing the XXX Mortgage Guidelines XX/XX/XXXX Final 13.2 required policy number (Pg 80).
NXH24DPK0ZW	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The file contains a RCE located on page 669 reflects the reconstruction cost with debris removal is $XXX  The evidence of insurance located on page 2 reflects dwelling coverage of $XXX.

*** (CURED) Missing Documentation - EV R
													COMMENT: The subject loan is an attached townhome; however the file is missing the HOA questionnaire.
AIKZQOYZMNN	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
B2FNGSLHE40	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final executed/certified settlement statement was missing. An unsigned estimated settlement statement was in the file (Pg 781).

*** (CURED) Not all borrowers signed HUD - EV R
													COMMENT: The final executed/certified settlement statement was missing. An unsigned estimated settlement statement was in the file (Pg 781).
1QVDE415UJR	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
													COMMENT: The file contains a RCE which reflects reconstruction cost with debris removal of XXX. Evidence of insurance located on page 226 reflects coverage of $XXX.
TT1OIURAQRO	XXXXXXXX	DSCR March 2021	3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: The file is missing the preliminary title report.
YOUGB2AAUWC	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The file contains businesss bank statements in the name of XXX; however evidence the borrower is the owner of the company was not provided.

*** (CURED) Missing Documentation - EV R
													COMMENT: The file included two contract extensions located on pages 82 and 304 extending the closing date to XX/XX/XXXX and XX/XX/XXXX. The subject loan closed XX/XX/XXXX. The file is missing the final contract extension.
QNCG2AGDCZW	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report and fraud guard reflected the borrrowers social security number was associated with two other individuals.  The file is misisng evidence to confirm the borrowers social security number.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines section 16.3 XXX indicates a first time homebuyer is not allowed.  The file is missing evidence the borrower had ownership prior to the subject loan.  The credit reports located on pages 276 and 332 do not report a prior mortgage.  Additionally the fraud report does not reflect ownership in prior properties.

*** (CURED) Missing Doc - EV R
													COMMENT: The contract located on page 674 reflects a closing date of XX/XX/XXXX. The subject loan closed XX/XX/XXXX. The file did not include a contract ext.
ZMH23OH4WN0	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
													COMMENT: The guidelines section 16.3 transaction type requires cash out proceeds must be wired to a business account. The file contains an email located on page 350 from the title company which states: I can confirm once again that we are wiring to account ending in XXX. Account name per your borrower is her as an individual BUT your borrower says it’s a business account. I can verify the account No. we are wiring to and I can tell you that your borrower said it’s a business account. The file did not contain a copy of the voided check to confirm the account was in fact a business account.
51YTRYGTH54	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
JGOCD2NIQJ5	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
K340GQSVKBZ	XXXXXXXX	DSCR April 2021	1	1	3	1	1	1	1	1
OIYOOLCPFGC	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1			*** (CURED) Asset documentation does not meet guideline requirment - EV R COMMENT: Missing 2 months assets statements to document $XXX for required reserves.
1BPH5HSYJR4	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
QI2CXV1432P	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
													COMMENT: The credit report located on page 324 reflects a fraud alert dated XX/XXXX. The alert will be maintained for one year. The borrower required direct contact of the borrower prior to extending credit. The message includes a specific phone number to be reached. The file does not include evidence the borrower was contacted as instructed.
URJL12BQOV0	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
KN0AQ1P44EJ	XXXXXXXX	DSCR April 2021	3	1	3	3	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The loan applicaton is missing

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The file includes a bank printout located on page 58 with only one month transaction.  The guidelines section 11.10 Source and Seasoning of funds to close: The source of funds must be verified. When the loan requires the borrower to bring funds to escrow to close the transaction the following requirements must be met: • For loans with an LTV greater than 65% all funds to close must be sourced and seasoned for 60 days.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the executed W-8 operating agreement and LLC documents.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing evidence of the borrowers passport.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Missing Master PUD insurance

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final HUD is missing.

*** (CURED) Missing credit report - EV R
COMMENT:   The guidelines section 16.3 Foreign Nationals requires The following minimum credit references are required: • A U.S. credit report with at least two (2) trade lines with minimum age of two (2) years for one tradeline; or • An international credit report is required if a U.S. credit report cannot be produced; or • An original credit reference letter from an internationally known financial institution. The file is missing all credit docmentation.

*** (CURED) Missing flood cert - EV R
COMMENT:   The flood cert is missing.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The mortgage is msising

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The note is missing from the file.

*** (CURED) VOM or VOR missing/required - EV R
													COMMENT: Verfiication of housing history is missing.
WPW21O1JB0P	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) VOM or VOR missing/required - EV R
													COMMENT: The XXX Mortgage Non-QM XXX guidelines (Pg 130) dated XX/XX/XXXX required 12 months 1x30 mortgage housing history for the subject property was missing. Per the loan approval (Pg 311) 12 months VOM was cleared with 12 months canceled checks (Front & Back) for the subject property copies of the canceled checks were missing from the loan file.
5VVXFUOO2RS	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
MO3FAPJVKPL	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
H3IQPM0PE3J	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
G4UVZWY5RZA	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) VOM or VOR missing/required - EV R
													COMMENT: Missing verification of the XXXfor the most recent 12 months (Pg 633). Per the approval in the file (Pg 450) copied of 12-months cancelled checks front and back were obtained these checks were not found in the file.
RKRD2J0I01C	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
2LIJMNOLA2O	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
R2QAJ2B50KE	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The file contains evidence of two months of business bank statements located on page 24.  The loan closed in the name of an individual and evidence the borrower is the owner of the LLC was not provided.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
													COMMENT: The appraisal located on page 62 confirms the property is a PUD; however a PUD rider was not included.
JUSLWUDYE0F	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan closed in the name ofXXX.  The file is missing the Operating Agreement LLC documents and ETIN.

*** (CURED) Missing Doc - EV R
													COMMENT: The appraisal located on pg 54 confirms the property was listed for sale XX/XX/XXXX-XX/XX/XXXX $299000. The guidelines indicate: (e) All properties that have been listed for sale in the last six months are considered subject to: Borrower Letter of Explanation regarding circumstances of sale • Copy of canceled listing agreement. The file is missing the required documentation.
B3WTAN3FAUD	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan was closed in the name of an LLC. Missing the LLC documentation; operating agreement; articles of incorporation; business filing; signing authority of the borrowing entity (Pg 360).

*** (CURED) Title policy missing - EV R
													COMMENT: Missing the title policy in the name of the borrowing entity. (Pg 4 360)
BW5AZOG44YH	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the operating agreement and LLC documentation forXXX.
NES2EN4GR05	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The Settlement Statement in the loan file was not signed and/or stamped certified (Ph 387).

*** (CURED) Not all borrowers signed HUD - EV R
													COMMENT: The Settlement Statement in the loan file was not signed and/or stamped certified (Ph 387).
FQT5FPYGPW1	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   Per the Non-QM XXX DSCR XX/XX/XXXX (Pg 131) guidelines a DSCR of 1.00 was required for FICOs of 639 or below. Per the credit report (Pg 548) the Borrower FICO was 636 and the subject DSCR was 0.786.

*** (CURED) Missing Documentation - EV R
													COMMENT: Missing approved loan exception. Loan exception request in the file (Pg 679); “Current guides require a minimum loan amount of $XXX and a minimum of $XXX equity into transaction. Purchase price XXX less $XXX down = XXX loan amount - $XXX equity. Borrower has plenty of money and could pay cash for the property if she wanted to.” The Loan Exception request is not checked as approved.
GALGVI2SVPJ	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
2D4CBL1HCMG	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
2MDOYV021E2	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
													COMMENT: The guidelines section 11.9 Reserves indicates when reserves are required to be verified they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements. The file includes a bank statement located on page 100; however only one month of statements was provided.
0XN5H53PGTW	XXXXXXXX	DSCR June 2021	1	1	1	1	1	1	1	1
3EPIR3LTXV0	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
W0EPWJJPZBI	XXXXXXXX	DSCR March 2021	1	1	1	1	1	1	1	1
52VJTEZE3RN	XXXXXXXX	DSCR April 2021	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan closed in the name of an entity.  The ETIN was not provided.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The appraisal dated XX/XX/XXXX located on page 88 indicates the subject property is currently listed for sale.  The guidelines section 14.8 (e) Properties listed for sale indicates. If the subject property has been listed for sale in the last six (6) months the appraised value may not exceed the listing price unless significant improvements have been made to the property. All properties that have been listed for sale in the last six months are considered subject to: • Rate/Term refinance Only • Copy of canceled listing agreement.  The subject loan closed as a cash out refinance and evidence of the canceled listing was not provided.

*** (CURED) Property listed for sale in past 12 months - EV R
													COMMENT: The appraisal dated XX/XX/XXXX located on page 88 indicates the subject property is currently listed for sale. The guidelines section 14.8 (e) Properties listed for sale indicates. If the subject property has been listed for sale in the last six (6) months the appraised value may not exceed the listing price unless significant improvements have been made to the property. All properties that have been listed for sale in the last six months are considered subject to: • Rate/Term refinance Only • Copy of canceled listing agreement. The subject loan closed as a cash out refinance and evidence of the canceled listing was not provided.
XS0IRE1YYIO	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
													COMMENT: The guidelines section 11.9 indicates when reserves are required to be verified they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements. The file included two separate bank statements located on pages 195 acct #XXX and XXX acct #XXX. The account ending with #XXX does not include two months of statements.
5UEYL5LHFPR	XXXXXXXX	DSCR June 2021	1	1	1	1	1	1	1	1
BNRGOWDYVK1	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
YNVOZSD5QDS	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
CNBU4WGINSW	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The settlement statement was not signed by the Borrower (Pg 182).
ACWOTDDB5YL	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
YYIMEYKGFZV	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
PCHI1Y0CYU3	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
ZV3T5NRZPUH	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
NCNCYHDLQ3Z	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
PYO3ACUMAPB	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
AUBO1XSJ3XV	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
4K0ZEG02Y0F	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
B1JEGDL1QEZ	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
F3F3E53PZ4G	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Borrowing LLC Articles of Incorporation was missing the percentage of ownership for each member (Pg 673).

*** (CURED) Entity Evidence of signatory authority - EV R
													COMMENT: Missing documentation to confirm the Note signer had signing authority for the LLC (Pg 667 673).
WZGQQE32CRN	XXXXXXXX	DSCR April 2021	1	1	1	1	1	1	1	1
2BHWXN2M4GP	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
CZLFL4GDOJD	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
ABKOO3O2V53	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
2GW3LG1MY5Y	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
LHJ1LB4M5VW	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
UZWLIKJAEQJ	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
ASRPWDREKMN	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
T01XMDL4B3M	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
ILNAMD50E33	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
TZHNCIYQS2D	XXXXXXXX	DSCR June 2021	1	1	1	1	1	1	1	1
T0MFSEBD1JZ	XXXXXXXX	DSCR May 2021	1	1	1	1	1	1	1	1
OMJTQF35K1P	XXXXXXXX	DSCR June 2021	1	1	1	1	1	1	1	1